First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.688.9915

SEMI-ANNUAL REPORT — 6/30/2015

FOR CONTRACT HOLDERS OF:	PIONEER VISION 1/2, PIONEER C-VISION,
PIONEER XTRAVISION, PIONEER NO-LOAD

September 30, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Subj:	Separate Account VA-P 1940 Act Registration Number: 811-8872 1933 Act Registration Numbers: 33-86664, 333-64833, 333-54040, 333-90537 CIK: 0000933131 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-P, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports and letter, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Pioneer Variable Contracts Trust (Class I)	930709	August 28, 2015
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 25, 2015
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	August 21, 2015
Delaware VIP Trust (Service Class)	814230	September 3, 2015
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	August 28, 2015

To the extent necessary, these filings are incorporated herein by reference.

/s/ Virginia H. Johnson
Virginia H. Johnson
Vice President, Assistant General Counsel
and Assistant Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772